UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2012

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Holdings, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-13172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Chief Operating Officer
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     February 14, 2013
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]


Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                             ---------------
Form 13F Information Table Entry Total:       14
                                             ---------------
Form 13F Information Table Value Total:       $7,855,135
                                              --------------
                                              (thousands)

List of Other Included Managers:

Form 13F File Number    Name

28-12033                ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ADOBE SYSTEMS INC               COM       00724F101  1,179,511   31,303,362    SH           Sole        1     31,303,362
-----------------------------------------------------------------------------------------------------------------------------------
AUTODESK INC                    COM       052769106    364,682   10,316,335    SH           Sole        1     10,316,335
-----------------------------------------------------------------------------------------------------------------------------------
BARD C R INC                    COM       067383109    418,385    4,280,594    SH           Sole        1      4,280,594
-----------------------------------------------------------------------------------------------------------------------------------
CBRE GROUP INC                  COM       12504L109    636,800   32,000,000    SH           Sole        1     32,000,000
-----------------------------------------------------------------------------------------------------------------------------------
GARDNER DENVER INC              COM       365558105    171,781    2,507,750    SH           Sole        1      2,507,750
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                  COM       406216101    444,774   12,821,400    SH           Sole        1     12,821,400
-----------------------------------------------------------------------------------------------------------------------------------
INTERCONTINENTALEXCHANGE INC    COM       45865V100     24,762      200,000    SH           Sole        1        200,000
-----------------------------------------------------------------------------------------------------------------------------------
KAR AUCTION SVCS INC            COM       48238T109     16,265      803,628    SH           Sole        1        803,628
-----------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM       615369105    756,515   15,034,073    SH           Sole        1     15,034,073
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA SOLUTIONS INC          COM NEW   620076307  1,609,576   28,907,623    SH           Sole        1     28,907,623
-----------------------------------------------------------------------------------------------------------------------------------
MSCI INC                        COM       55354G100    190,874    6,159,213    SH           Sole        1      6,159,213
-----------------------------------------------------------------------------------------------------------------------------------
ROCKWELL COLLINS INC            COM       774341101    613,280   10,542,900    SH           Sole        1     10,542,900
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL    COM       91911K102  1,049,519   17,559,302    SH           Sole        1     17,559,302
-----------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS PUBLIC    SHS       G96666105    378,409   11,285,690    SH           Sole        1     11,285,690
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